Related Parties (Details) - USD ($)		1 Months Ended		7 Months Ended	12 Months Ended
	Oct. 11, 2018	May 31, 2018	Jan. 31, 2018	Aug. 09, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Parties (Textual)
Proceeds from note payable						$ 11,383,207
Profit participation plan, description			Certain employees of WPT entered into profit participation agreements pursuant to which the employees, commencing with the calendar year 2018, were entitled to an annual payment equal to a range of 1% to 4% of the net profits of the Company during such calendar year. Upon an occurrence of a change in control of WPT, the employees would be entitled to: (i) a payment equal to a range of 1% to 4% of the net profits of the Company through the fiscal quarter end prior to the closing of such change in control; and (ii) a payment equal to a range of 0.5% to 4% of the value of outstanding shares of WPT, pursuant to the profit participation agreement. In connection with the profit participation agreement, the participating employees forfeited the unvested portion of their options to purchase the Former Parent's common stock. On the Closing Date, pursuant to the terms of the Merger Agreement, as amended, the Company issued 744,422 shares of its common stock to employees of WPT in full satisfaction of the profit participation agreements.
Allied Esports [Member]
Related Parties (Textual)
Line of credit		$ 5,000,000
Related party bearing interest		2.65%
Line of credit, description		The line of credit was secured by a $5,000,000 certificate of deposit provided by Former Parent as collateral. All outstanding principal and accrued interest are due at maturity in May 2019. In October 2018, the $5,000,000 line of credit was repaid by the Former Parent using its collateralized certificate of deposit. As a result, Allied Esports owed $5,000,000 to the Former Parent as of December 31, 2018, related to the repayment of the line of credit. There was no stated interest rate or repayment terms related to this liability. During 2018, the Company incurred $55,178 of interest expense related to this line of credit.
Former Parent [Member]
Related Parties (Textual)
Proceeds from note payable						37,372,522
Amounts due to Former Parent						33,019,510
Weighted average balance of advances				$ 32,788,017		21,965,526
Repayment to Former Parent in connection with merger				$ 32,672,622
Accrued interest						2,150,487
Related Parties aggregate advances						22,912,000
General and administrative expenses					$ 0	(766,417)
Investment owned, at cost						$ 42,505,325
Secured convertible promissory notes	$ 10,000,000